DISCONTINUED OPERATIONS (Schedule of disposal groups including discontinued operations consolidated cash flows) (Details) - USD ($)	12 Months Ended
	Jan. 31, 2023	Jan. 31, 2022	Jan. 31, 2021
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Net cash used in operating activities of discontinued operations	$ (71,292)	$ (1,602,478)	$ 241,753
Net cash provided by investing activities of discontinued operations	51,357	1,168,349	100,000
Net cash used in financing activities of discontinued operations	(58,032)	(105,360)	(119,914)
Swell And Megawood [Member] | Discontinued Operations, Held-for-sale or Disposed of by Sale [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Net cash used in operating activities of discontinued operations	(71,292)	(1,602,478)	241,753
Net cash provided by investing activities of discontinued operations	51,357	1,168,349	100,000
Net cash used in financing activities of discontinued operations	$ (58,032)	$ (105,360)	$ (119,914)